UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signing:

/s/ Anthony P. Brenner   San Francisco, CA     February 14, 2008
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13 F Information Table Value Total (x$1000): $186,642

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                                             VALUE     SHRS OR   SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP         (x$1000)  PRN AMT   PRN  CALL  DISCR   MNGRS  SOLE    SHARED NONE

AMEDISYS INC                    COM            023436 10 8   34,395    708,889    SH        SOLE             708,889
AMERICAN REPROGRAPHICS CO       COM            029263 10 0   18,142  1,100,877    SH        SOLE           1,100,877
BRIGHT HORIZONS FAMILY          COM            109195 10 7    1,828     52,930    SH        SOLE              52,930
CARTER'S INC                    COM            146229 10 9   16,326    843,700    SH        SOLE             843,700
CASH AMERICA INTERNATIONAL INC  COM            14754D 10 0   27,868    862,800    SH        SOLE             862,800
HEARTLAND PMT SYS INC           COM            42235N 10 8   22,003    821,000    SH        SOLE             821,000
KENEXA CORP                     COM            488879 10 7   14,489    746,083    SH        SOLE             746,083
LOOPNET INC                     COM            543524 30 0    2,522    179,500    SH        SOLE             179,500
MONRO MUFFLER BRAKE INC         COM            610236 10 1    6,383    327,486    SH        SOLE             327,486
PHASE FORWARD INCORPORATED      COM            71721R 40 6   29,317  1,347,903    SH        SOLE           1,347,903
VERIFONE HLDGS INC              COM            92342Y 10 9   13,369    575,000    SH        SOLE             575,000
